SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
Schedule of segment reporting information, by segment

Year ended December 31

2020	Operations	Cultivation	Investments	Eliminations	Total
Revenues	$5,195,000	$2,279,867	$103,837	$(458,664)	$7,120,040
Costs and expenses	(5,312,427)	(1,865,399)	(125,000)	446,480	(6,856,346)
Segment operating (loss) income	$(117,427)	$414,468	$(21,163)	$(12,184)	263,694
Corporate expenses					(7,882,516)
Net loss from continuing operations					$(7,618,822)

2019	Operations	Cultivation	Investments	Total
Revenues	$3,570,909	$—	$95,437	$3,666,346
Costs and expenses	(3,372,174)	—	(71,723)	(3,443,897)
Segment operating income	$198,735	$—	$23,714	222,449
Corporate expenses				(14,030,707)
Net loss from continuing operations				$(13,808,258)

Reconciliation of assets from segment to consolidated

	December 31,
Total assets	2020	2019
Operations	$750,156	$441,841
Cultivation	6,208,223	—
Investments	378,962	402,988
Corporate	1,188,059	2,135,395
Total assets - segments	8,525,400	2,980,224
Intercompany eliminations	(12,183)	—
Total assets - consolidated	$8,513,217	$2,980,224